Federated Hermes Global Small Cap Fund
Portfolio of Investments
February 28, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.8%
		Australia—1.8%
1,596		Ansell Ltd.	$44,254
4,629		Evolution Mining Ltd.	14,717
		TOTAL	58,971
		Austria—0.6%
434		Schoeller-Bleckmann Oilfield Equipment AG	20,493
		Canada—3.2%
1,976		CAE, Inc.	52,296
347		Cargojet, Inc.	52,099
		TOTAL	104,395
		Finland—1.6%
1,177		Huhtamaki Oyj	52,933
		France—1.2%
181	[1]	Silicon-On-Insulator Technologies (SOITEC)	38,134
		Germany—2.1%
1,549		Jungheinrich AG	66,831
		Ireland—1.4%
3,582		Glanbia PLC	46,571
		Italy—3.5%
4,023	[1]	Cerved Information Solutions SpA	32,717
1,685	[1]	MARR SpA	38,322
3,845	[1]	Technogym SpA	41,814
		TOTAL	112,853
		Japan—10.5%
876		Horiba Ltd.	52,670
17		Hulic Reit, Inc.	26,900
1,694		Kh Neochem Co. Ltd.	39,019
1,381		NIFCO, Inc.	48,061
800		Noritsu Koki Co. Ltd.	18,082
1,686		Open House Co. Ltd.	64,882
1,022		TS Tech Co. Ltd.	28,602
1,043		Yaoko Co. Ltd.	63,880
		TOTAL	342,096
		Netherlands—4.6%
1,387		Aalberts Industries NV	64,636
694		IMCD Group NV	85,213
		TOTAL	149,849
		Spain—1.2%
3,710		Merlin Properties SOCIMI SA	38,421
		Sweden—4.2%
1,522	[1]	Thule Group AB/The	63,621
2,885	[1]	Trelleborg AB, Class B	73,401
		TOTAL	137,022
		Switzerland—1.9%
169		Burckhardt Compression Holdings AG	61,861
		United Kingdom—8.1%
4,623	[1]	Beazley Group PLC	22,266

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
37,334	[1]	Breedon Group PLC	$48,355
13,404		Central Asia Metals PLC	44,994
8,069		CLS Holdings PLC	24,613
686		Dechra Pharmaceutical PLC	32,783
12,581		Harworth Group PLC	20,433
6,063		Paragon Group Companies PLC	37,955
6,419		SSP Group PLC	30,732
		TOTAL	262,131
		United States—53.9%
683	[1]	Altair Engineering, Inc.	42,066
967	[1]	AMN Healthcare Services, Inc.	70,465
443		Aptargroup, Inc.	57,621
86	[1]	Bio-Rad Laboratories, Inc., Class A	50,267
835		Brooks Automation, Inc.	69,439
874		Brown & Brown	40,117
1,036		Brunswick Corp.	91,551
192	[1]	CACI International, Inc., Class A	42,497
1,898	[1]	CarGurus, Inc.	49,253
527	[1]	Clean Harbors, Inc.	44,874
446		Columbia Sportswear Co.	45,969
830		Community Bank System, Inc.	59,088
36,575		Diversified Gas & Oil PLC	63,684
443	[1]	Eagle Materials, Inc.	55,543
171		Henry Jack & Associates, Inc.	25,383
655	[1]	Kirby Corp.	40,977
454	[1]	Livanova PLC	35,203
889		MDU Resources Group, Inc.	24,981
1,107		National Instruments Corp.	49,151
420	[1]	Palomar Holdings, Inc.	35,755
551		Power Integrations, Inc.	48,692
326		Reinsurance Group of America	39,847
2,624	[1]	Retail Opportunity Investments Corp.	41,485
535		RPM International, Inc.	42,607
586	[1]	Silicon Laboratories, Inc.	91,264
315		STERIS PLC	55,062
1,215		TCF Financial Corp.	54,456
983	[1]	Terminix Global Holdings, Inc.	44,245
280		WD 40 Co.	87,290
169		West Pharmaceutical Services, Inc.	47,430
309	[1]	WEX, Inc.	64,380
1,047		Wiley (John) & Sons, Inc., Class A	55,156
1,148		Wintrust Financial Corp.	84,562
		TOTAL	1,750,360
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $2,618,910)	3,242,921
		OTHER ASSETS AND LIABILITIES - NET—0.2%[2]	5,654
		TOTAL NET ASSETS—100%	$3,248,575
1
Non-income-producing security.
2
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,686,676	$—	$—	$1,686,676
International	104,395	1,451,850	—	1,556,245
TOTAL SECURITIES	$1,791,071	$1,451,850	$—	$3,242,921
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust